Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2013	2012
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$249,985	$373,615
Unrealized net loss on non-trading derivatives (Swaps) (2)	160	2,395
Deferred purchased gas costs (3)	18,217	6,031
Accrued purchased gas costs (4)	31,500	30,300
Unamortized premium on reacquired debt (5)	19,614	19,452
Other (6)	48,945	44,927

	368,421	476,720
Regulatory liabilities:
Deferred purchased gas costs (3)	—	(98,957)
Accumulated removal costs	(279,000)	(256,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	(981)	(6)
Deferred gain on southern Nevada division operations facility (7)	(253)	(392)
Unamortized gain on reacquired debt (8)	(11,398)	(11,934)
Other (9)	(26,482)	(6,951)

Net regulatory assets	$50,307	$102,480

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 9).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company’s purchased gas adjustment (“PGA”) mechanisms. (See Note 12).

Instrument	Balance Sheet Location	2013	2012
Swaps	Deferred charges and other assets	$4	$319
Swaps	Prepaids and other current assets	156	2,076
Swaps	Other current liabilities	(801)	—
Swaps	Other deferred credits	(180)	(6)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.

(7)

Balance was originally being amortized over a four-year period beginning in the fourth quarter of 2009. As a result of the most recent Nevada general rate case, the amortization period was extended through 2015.

(8)	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
(9)	Other regulatory liabilities includes amounts associated with income tax and gross-up.